Derivatives and Hedging Activities (Contract Amounts of Foreign Exchange Contracts) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
To sell foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 180,242	¥ 230,505
To buy foreign currencies
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contract amounts of foreign exchange contracts	¥ 32,618	¥ 30,816